united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

SIERRA CORE RETIREMENT FUND
SIERRA STRATEGIC INCOME FUND

Semi-Annual Report
March 31, 2017

1-866-738-4363
www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Letter to Shareholders, March 2017

Dear Shareholders:

The six month period ended March 31, 2017 was defined by the changing geopolitical climate globally and notably by the U.S. Presidential election in November 2016. Last July, interest rates were rising slowly. However, the increases were measured and both mutual funds began the period under discussion fully invested with very low cash positions.

In the days and weeks after the election, rates moved up quickly; as an example, the 10-year Treasury jumped from about 1.85% to 2.5%. This sharp move had the greatest impact on our municipal bond fund holdings, all of which were sold in early November. As the rate increase was digested and prices recovered, the Portfolio Managers reacted quickly and some of those positions were re-established in early January. By the end of the period in discussion, both Funds were fully invested again. Further details on those changes are detailed below.

During this time of dislocation and volatility, we are pleased to report that the Core Fund earned 0.25% for Class R shares for the 6 months ended March 31, 2017. The Sierra Strategic Income Fund earned 0.92% for Class R shares for the same period.

Sierra Core Retirement Fund

Long-term performance is always a focus of our Portfolio Managers so we are further pleased to report the strong performance of both Funds since their inception. The Sierra Core Retirement Fund Class R shares since inception December 24, 2007 to March 31, 2017 achieved a cumulative return of +62.57%. During the same period, the Morningstar Conservative Allocation category (recently renamed the 30-50% Equity category), the Core Fund’s Benchmark, earned a cumulative return of +42.45%.

For the 6-month period ending March 31, 2017, the Sierra Core Retirement Fund returned 0.25% while the Morningstar Conservative Allocation category average gained 3.95%. The underperformance relative to the category average reflects the Fund’s considerably lower risk characteristics and smaller allocations to the U.S. and international stock markets.

The performance data quoted here represents past performance for the Class R shares (symbol SIRRX), and are net of the total annual operating expenses of the Class R shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

Sierra Strategic Income Fund

The Sierra Strategic Income Fund Class R shares, from its inception on December 27, 2011 to March 31, 2017, achieved a cumulative performance of +26.18%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, the Strategic Income Fund’s benchmark, had a cumulative return of +12.58%.

For the 6-month period ending March 31, 2017, the Strategic Income Fund bested its benchmark, earning +0.92% versus -1.43% for the Bloomberg Barclays Capital U.S. Bond Index. The Fund’s outperformance was primarily due to the Portfolio Managers’ response to trend reversals resulting in the exit from municipal bond funds in early November. Allocations to upward trending asset classes including emerging markets debt, the re-allocation to municipal bonds and high yield bonds were all productive for the Fund during the period.

The performance data quoted here represent past performance for the Class R shares (symbol SSIRX), and are net of the total annual operating expenses of the Class R shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

Comments Applicable to Both Funds:

Beginning October 2016, both Funds were fully invested with very low cash positions. Interest rates reached a bottom in July and were rising slowly, but at a measured pace. The 10-year Treasury note, for example, reached a low yield of 1.37% and rose approximately 50 basis points (0.50%) by late October in response to the recognition that a slowly improving U.S. economic picture and hints of increasing inflation did not support the low rates seen in July.

The punctuation mark during the six-month period was the U.S. Presidential election in early November, 2016. The win by the Republican Party significantly increased focus on a changing fiscal policy picture and reduced the attention that had been paid to monetary policy and the Federal Reserve’s comments and actions. Expectations for more aggressive fiscal spending on infrastructure, a more tolerant regulatory environment and cuts to personal and corporate income taxes took center stage. All of these changes translated into a belief in higher economic growth domestically and a greater risk for inflation, resulting in pressure on rates. The yield on the 10-year Treasury jumped from 1.85% to approximately 2.5% in less than six weeks.

The leap in interest rates coupled with the expectation of lower taxes dampened interest in municipal bond funds (which offer tax benefits to holders), in particular. Additionally, the municipal bond market, while quite large, is not as liquid as its size might suggest. As demand for municipal bonds waned, prices dropped quickly resulting in sell signals across the board for the Funds’ holdings in municipal bond funds. Reacting to the drop in prices, the Portfolio Managers exited all holdings in this asset class, avoiding further declines.

Some of this new cash was redeployed into asset classes experiencing positive trends. For instance, in the Core Fund, the Portfolio Managers established holdings in alternative investment, international and domestic equity funds. Both Funds increased allocations to high yield corporate bonds, emerging markets debt, preferred equities and floating rate loan funds. These asset classes are benefitting from an improving global economic outlook and steadying of interest rates.

Also worth noting during the period, the Federal Reserve increased its rate by 0.25% in December and by the same amount in March. Its comments further indicate a high probability for at least two more hikes of similar amounts during 2017. Although indirectly related, the impact of the Federal Reserve’s bias to rising rates is evident in the negative return earned by the Bloomberg Barclays U. S. Aggregate Bond index during the 6-month period in discussion.

The same factors that prompted the latest rate increase by the Federal Reserve, namely an improving employment picture and modest increases in inflation, remain intact. The geopolitical picture continues to be uncertain and, therefore, risky. Policy in the United States, while clearly biased towards growth and inflation, is not yet established and may or may not result in the changes that the current administration is seeking.

Uncertainty and fear will always pose a challenge to investors, especially to conservative investment managers like Wright Fund Management. We believe that both Funds are appropriately allocated for the current economic environment and have the potential to provide returns consistent with our long-term goals. As tactical investment managers, the key is that we do not predict what is going to occur, but rather react to what actually is taking place in the investment markets.

For more detailed Commentary see the “News and Media” link on our website, www.sierramutualfunds.com.

We appreciate your confidence in our Portfolio Management team.

Sincerely,

David C. Wright, JD

Kenneth L. Sleeper, MBA, PhD

Portfolio Managers

Cumulative performance from inception is the total increase in value of an investment in the Class R shares assuming reinvestment of dividends and capital gains.

Drawdown is an indicator of the risk of a portfolio chosen based on a certain strategy. It measures the largest single drop from peak to bottom in the value of a portfolio before a new peak is achieved.

The Morningstar Allocation 30-50% Equity category (previously named the Conservative Allocation Category) is comprised of portfolios that seek to provide both capital appreciation and income by investing in stocks, bonds and cash.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U. S. dollar-denominated, fixed-rate taxable bond market.

The S&P 500 Index®, a registered trademark of McGraw-Hill Co., Inc., is a market-capitalization-weighted index of 500 widely-held common stocks. Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

6680-NLD-5/12/2017

SIERRA CORE RETIREMENT FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmark:

					Annualized	Annualized	Annualized
			Annualized	Annualized	Inception**-	Inception***-	Inception****-
	Six Months	One Year	Three Year	Five Year	March 31, 2017	March 31, 2017	March 31, 2017
Sierra Core Retirement Fund – Class A	(0.79)%	4.04%	1.61%	2.24%	5.17%	-	-
Sierra Core Retirement Fund – Class A with load	(6.49)%	(1.94)%	(0.38)%	1.04%	4.50%	-	-
Sierra Core Retirement Fund – Class C	(1.12)%	3.32%	0.87%	1.49%	-	2.29%	-
Sierra Core Retirement Fund – Class I	(0.75)%	4.04%	1.62%	2.25%	5.15%	-	-
Sierra Core Retirement Fund – Class R	(0.67)%	4.29%	1.85%	2.48%	5.38%	-	-
Sierra Core Retirement Fund – Class A1	(0.81)%	3.95%	1.46%	-	-	-	1.99%
Sierra Core Retirement Fund – Class A1 with load	(6.49)%	(2.02)%	(0.52)%	-	-	-	0.74%
Sierra Core Retirement Fund – Class I1	(0.82)%	3.91%	1.46%	-	-	-	2.00%
Morningstar Allocation 30-50% Equity Category Average	2.75%	8.03%	3.25%	5.13%	3.91%	5.66%	5.14%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Class C and Class A1 are calculated using the traded NAV on March 31, 2017. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.43% for Class A and Class I shares, 2.18% for Class R shares, 3.18% for Class C shares, 2.58% for Class A1 and Class I1 shares per the January 30, 2017 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, I and R shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for A1 and I1 shares.

The Morningstar Allocation 30-50% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated.

The Fund’s top asset classes as of March 31, 2017, are as follows:

Asset Class	% of Net Assets
Mutual Funds - Debt Funds	69.9%
Mutual Funds - Asset Allocation Fund	13.0%
Mutual Funds - Equity Funds	7.9%
Mutual Funds - Alternative Investment	2.1%
Exchanged Traded Funds - Debt Funds	6.1%
Other, Cash & Cash Equivalents	1.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

SIERRA STRATEGIC INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmark:

				Annualized
			Annualized	Inception**-
	Six Months	One Year	Three Year	March 31, 2017
Sierra Strategic Income Fund – Class A	0.25%	5.40%	3.22%	4.21%
Sierra Strategic Income Fund – Class A with load	(5.51)%	(0.64)%	1.20%	3.04%
Sierra Strategic Income Fund – Class C	(0.03)%	4.81%	2.62%	3.58%
Sierra Strategic Income Fund – Class I	(0.30)%	5.39%	3.23%	4.23%
Sierra Strategic Income Fund – Class R	0.44%	5.72%	3.56%	4.52%
Sierra Strategic Income Fund – Class Y	0.44%	5.63%	3.54%	4.52%
Bloomberg Barclays U.S. Capital Aggregate Bond Index	(2.18)%	0.44%	2.68%	2.40%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Class Y is calculated using the traded NAV on March 31, 2017. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 1.96% for Class A and Class I shares, 1.61% for Class R shares, 1.56% for Class Y shares and 2.56% for Class C shares per the January 30, 2017 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg Barclays U.S. Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U. S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The Fund’s top asset classes as of March 31, 2017, are as follows:

Asset Class	% of Net Assets
Mutual Funds - Debt Funds	88.4%
Mutual Funds - Alternative Investment	3.3%
Mutual Funds - Asset Allocation Fund	1.6%
Mutual Funds - Equity Funds	0.1%
Exchanged Traded Fund - Debt Fund	4.0%
Other, Cash & Cash Equivalents	2.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Sierra Core Retirement Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 6.1%
	DEBT FUNDS - 6.1%
160,000	iShares iBoxx $High Yield Corporate Bond ETF	$14,044,800
483,300	VanEck Vectors High-Yield Municipal Index ETF	14,774,481
	TOTAL EXCHANGE TRADED FUNDS (Cost $28,582,138)	28,819,281

	MUTUAL FUNDS - 92.9%
	ALTERNATIVE INVESTMENTS - 2.1%
777,898	AQR Equity Market Neutral Fund - Class I	9,389,227
38,874	AQR Style Premia Alternative Fund - Class I	389,903
		9,779,130
	ASSET ALLOCATION FUNDS - 13.0%
1	361 Managed Futures Fund - Class I **	11
2,026,011	Hartford Balanced Income Fund - Class I	28,526,378
948,219	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund - Institutional Class	8,875,326
2,011,093	Putnam Absolute Return 700 Fund - Class Y **	23,710,784
		61,112,499
	DEBT FUNDS - 69.9%
1,810,929	DoubleLine Emerging Markets Fixed Income Bond Fund - Class I	19,014,748
1,100,056	DoubleLine Low Duration Bond Fund - Class I	11,044,558
4,084,241	MainStay High Yield Corporate Bond Fund - Class I	23,566,067
42,828	MainStay High Yield Municipal Bond Fund - Class I	523,360
979,926	Northeast Investors Trust	4,635,050
2,820,522	Nuveen High Yield Municipal Bond Fund - Class I	47,187,322
6,956,602	Oppenheimer Senior Floating Rate Fund - Class Y	56,696,305
2,287,611	PIMCO Emerging Markets Bond Fund - Institutional Class	23,859,782
891,290	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	9,358,544
3,240	PIMCO High Yield Fund - Institutional Class	28,839
858,540	PIMCO Mortgage Opportunities Fund - Institutional Class	9,418,186
3,227,970	Principal Preferred Securities Fund - Institutional Class	32,828,451
2,367,011	Prudential Muni High Income Fund - Class Z	23,812,134
3,426,954	Putnam Diversified Income Trust - Class Y	23,988,676
433,632	Salient Select Income Fund - Institutional Class	10,316,117
2,843,360	TCW Emerging Markets Income Fund - Institutional Class	23,798,925
843,706	Thompson Bond Fund	9,576,068
		329,653,132
	EQUITY FUNDS - 7.9%
685,168	Dodge & Cox Global Stock Fund	8,790,701
1,322,316	Morgan Stanley Institutional Fund Inc - Global Opportunity Portfolio - Class I	23,616,568
223,700	Red Oak Technology Select Fund - Select Class	4,907,973
		37,315,242

	TOTAL MUTUAL FUNDS (Cost $433,267,681)	437,860,003

See accompanying notes to financial statements.

Sierra Core Retirement Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares		Value
	SHORT-TERM INVESTMENT - 3.5%
	MONEY MARKET FUND - 3.5%
16,459,897	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.47% * (Cost $16,459,897)	$16,459,897

	TOTAL INVESTMENTS - 102.5% (Cost $478,309,716) (a)	$483,139,181
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(11,913,965)
	NET ASSETS - 100%	$471,225,216

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $478,315,681 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$5,546,194
Unrealized Depreciation:	(722,694)
Net Unrealized Appreciation:	$4,823,500

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

**	Non-Income producing security.

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	EXCHANGE TRADED FUND - 4.0%
	DEBT FUND - 4.0%
250,000	iShares National Muni Bond ETF (Cost $27,332,500)	$27,237,500

	MUTUAL FUNDS - 93.4%
	ALTERNATIVE INVESTMENT - 3.3%
1,882,623	AQR Equity Market Neutral Fund - Class I	22,723,260

	ASSET ALLOCATION FUND - 1.6%
330,868	Arrow Alternative Solutions Fund - Institutional Class	2,951,335
661,773	Putnam Absolute Return 700 Fund - Class Y *	7,802,307
		10,753,642
	DEBT FUNDS - 88.4%
2,018,803	Angel Oak Multi-Strategy Income Fund - Institutional Class	22,731,727
968,509	Ashmore Emerging Markets Corporate Debt Fund - Institutional Class	8,135,472
3,052,347	Ashmore Emerging Markets Total Return Fund - Institutional Class	24,785,056
430,325	Barings Global Credit Income Opportunities Fund - Class Y	4,084,388
101,374	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Institutional Class	963,056
1,338,659	City National Rochdale Fixed Income Opportunities Fund - Class N	34,202,737
429,651	Deer Park Total Return Credit Fund - Class I	4,657,413
6,323,777	DoubleLine Low Duration Bond Fund - Class I	63,490,725
31,272	Franklin Emerging Market Debt Opportunities Fund	356,188
3,096,390	Highland Floating Rate Opportunities Fund - Class Z	22,665,573
3,126,773	Invesco Floating Rate Fund - Class Y	23,700,941
1,558,189	JPMorgan Emerging Markets Debt Fund - Class I	12,714,818
1,728,242	MainStay Floating Rate Fund- Class I	16,176,342
1,088,807	Northeast Investors Trust	5,150,056
3,774,556	Nuveen High Yield Municipal Bond Fund - Class I	63,148,325
1,253,384	Nuveen Preferred Securities Fund - Class I	21,645,942
825,805	Oppenheimer Global Strategic Income Fund - Class Y	3,237,155
3,193,242	Oppenheimer Rochester High Yield Municipal Fund - Class Y	23,246,804
8,845,180	Oppenheimer Senior Floating Rate Fund - Class Y	72,088,220
3,048,703	PIMCO Emerging Markets Bond Fund - Institutional Class	31,797,970
410,910	PIMCO Emerging Markets Corporate Bond Fund - Institutional Class	4,347,428
1,635,830	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	17,176,218
2,131,114	PIMCO High Yield Municipal Bond Fund - Institutional Class	18,753,963
2,452	PIMCO Income Fund - Institutional Class	30,009
1,648,459	PIMCO Mortgage Opportunities Fund - Institutional Class	18,083,594
7,900	Principal High Yield Fund	58,301
1,384,486	Principal Preferred Securities Fund - Institutional Class	14,080,222
512,593	Salient Select Income Fund - Institutional Class	12,194,593
2,283,072	TCW Emerging Markets Income Fund - Institutional Class	19,109,314
3,825,308	Thompson Bond Fund	43,417,248
		606,229,798

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares		Value
	EQUITY FUND - 0.1%
72,124	BlackRock Global Long/Short Equity Fund	$799,852

	TOTAL MUTUAL FUNDS (Cost $632,450,701)	640,506,552

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
638,657	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.47% * (Cost $638,657)	$638,657

	TOTAL INVESTMENTS - 97.5% (Cost $660,421,858) (a)	$668,382,709
	OTHER ASSETS LESS LIABILITIES- 2.5%	17,358,266
	NET ASSETS - 100%	$685,740,975

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $660,457,281 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,375,340
Unrealized Depreciation:	(449,912)
Net Unrealized Appreciation:	$7,925,428

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

**	Non-Income producing security.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
ASSETS
Investment securities:
At cost	$478,309,716	$660,421,858
At value	$483,139,181	$668,382,709
Receivable for Securities Sold	23,654,266	33,708,283
Receivable for Fund shares sold	450,334	1,741,109
Dividends and interest receivable	9,110	1,930,597
Prepaid expenses and other assets	273,530	62,256
TOTAL ASSETS	507,526,421	705,824,954

LIABILITIES
Payable for investments purchased	34,988,638	18,361,015
Payable for Fund shares repurchased	496,079	857,454
Investment advisory fees payable	511,767	423,327
Due to Custodian	93,091	266,818
Distribution (12b-1) fees payable	83,235	131,507
Payable to related parties	28,138	—
Accrued expenses and other liabilities	100,257	43,858
TOTAL LIABILITIES	36,301,205	20,083,979
NET ASSETS	$471,225,216	$685,740,975

Net Assets Consist Of:
Paid in capital	473,825,873	$680,437,712
Undistributed net investment income	1,571,523	319,133
Accumulated net realized loss from security transactions	(9,001,645)	(2,976,721)
Net unrealized appreciation of investments	4,829,465	7,960,851
NET ASSETS	$471,225,216	$685,740,975

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2017

	Sierra Core		Sierra Strategic
	Retirement Fund		Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$43,903,636		$67,951,495
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,939,147		3,221,560
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.64		$21.09
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.02		$22.38

Class C Shares:
Net Assets	$71,969,934		$91,457,433
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,154,822		4,344,957
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.81	(b)	$21.05

Class I Shares:
Net Assets	$29,187,067		$95,181,465
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,291,022		4,506,433
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.61		$21.12

Class R Shares:
Net Assets	$309,260,514		$431,062,855
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,767,983		20,516,129
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.46		$21.01

Class Y Shares:
Net Assets			$87,727
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			4,186
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share			$20.96	(b)

Class A1 Shares:
Net Assets	$3,293,103
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	144,034
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.86	(b)
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.27

Class I1 Shares:
Net Assets	$13,610,962
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	598,082
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.76

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The NAV and offering price shown above differs from the traded NAV on March 31, 2017 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2017

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
INVESTMENT INCOME
Dividends	$10,485,286	$12,501,258
Interest	70,988	102,935
TOTAL INVESTMENT INCOME	10,556,274	12,604,193

EXPENSES
Investment advisory fees	2,907,048	2,234,372
Distribution (12b-1) fees:
Class A	61,486	120,721
Class C	376,751	408,017
Class I	40,740	189,783
Class A1	6,441	—
Class I1	28,512	—
Administrative services fees	155,572	161,556
Non 12b-1 shareholder servicing	149,588	149,590
Registration fees	49,863	42,384
Accounting services fees	37,696	38,295
Transfer agent fees	35,901	65,819
Custodian fees	35,184	36,201
Printing and postage expenses	24,932	24,932
Professional fees	17,204	17,204
Compliance officer fees	7,480	7,481
Insurance expense	7,480	7,480
Trustees fees and expenses	5,185	5,185
Other expenses	1,496	1,496
TOTAL EXPENSES	3,948,559	3,510,516

Less: Fees recaptured/waived by the Adviser	53,576	(37,969)

NET EXPENSES	4,002,135	3,472,547
NET INVESTMENT INCOME	6,554,139	9,131,646

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Security transactions, unaffiliated companies	6,591,914	6,733,440
Security transactions, affiliated companies	1,768,071	—
	8,359,985	6,733,440
Net change in unrealized depreciation of:
Investments, unaffiliated companies	(16,239,823)	(12,314,098)
Investments, affiliated companies	(2,207,886)	—
	(18,447,709)	(12,314,098)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,087,724)	(5,580,658)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,533,585)	$3,550,988

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2017	September 30,
	(Unaudited)	2016
FROM OPERATIONS
Net investment income	$6,554,139	$9,400,793
Net realized gain(loss) from security transactions	8,359,985	(6,275,297)
Distributions of capital gains from underlying investment companies	—	677,077
Net change in unrealized appreciation (depreciation) of investments	(18,447,709)	20,808,780
Net increase (decrease) in net assets resulting from operations	(3,533,585)	24,611,353

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(621,429)	(1,171,449)
Class C	(704,923)	(1,150,282)
Class I	(420,298)	(939,850)
Class R	(4,422,874)	(5,902,534)
Class A1	(41,128)	(60,994)
Class I1	(176,496)	(321,461)
Net decrease in net assets resulting from distributions to shareholders	(6,387,148)	(9,546,570)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,315,564	10,634,478
Class C	4,930,238	10,237,421
Class I	1,785,325	3,360,650
Class R	82,941,374	130,062,284
Class A1	330,376	1,898,627
Class I1	851,930	4,092,933
Net asset value of shares issued in reinvestment of distributions:
Class A	588,559	1,073,365
Class C	678,175	1,089,760
Class I	373,361	842,631
Class R	4,056,591	5,330,427
Class A1	35,004	49,917
Class I1	156,515	283,668
Payments for shares redeemed:
Class A	(12,607,007)	(20,191,778)
Class C	(12,088,170)	(23,078,558)
Class I	(9,651,435)	(30,316,201)
Class R	(51,315,358)	(92,709,850)
Class A1	(262,376)	(1,073,590)
Class I1	(2,105,016)	(12,444,529)
Net increase (decrease) in net assets resulting from shares of beneficial interest	12,013,650	(10,858,345)

TOTAL INCREASE IN NET ASSETS	2,092,917	4,206,438

NET ASSETS
Beginning of Period	469,132,299	464,925,861
End of Period *	$471,225,216	$469,132,299
* Includes undistributed net investment income of:	$1,571,523	$1,404,532

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2017	September 30,
	(Unaudited)	2016
SHARE ACTIVITY
Class A:
Shares Sold	145,426	470,948
Shares Reinvested	26,119	47,578
Shares Redeemed	(555,808)	(900,108)
Net decrease in shares of beneficial interest outstanding	(384,263)	(381,582)

Class C:
Shares Sold	226,856	452,353
Shares Reinvested	18,628	47,993
Shares Redeemed	(528,617)	(1,020,289)
Net decrease in shares of beneficial interest outstanding	(283,133)	(519,943)

Class I:
Shares Sold	78,681	148,996
Shares Reinvested	16,592	37,487
Shares Redeemed	(425,958)	(1,352,111)
Net decrease in shares of beneficial interest outstanding	(330,685)	(1,165,628)

Class R:
Shares Sold	3,679,237	5,811,501
Shares Reinvested	181,360	237,720
Shares Redeemed	(2,274,890)	(4,151,842)
Net increase in shares of beneficial interest outstanding	1,585,707	1,897,379

Class A1
Shares Sold	14,486	83,886
Shares Reinvested	1,538	2,189
Shares Redeemed	(11,389)	(47,308)
Net increase in shares of beneficial interest outstanding	4,635	38,767

Class I1
Shares Sold	37,270	181,056
Shares Reinvested	6,909	12,528
Shares Redeemed	(92,324)	(553,566)
Net decrease in shares of beneficial interest outstanding	(48,145)	(359,982)

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2017	September 30,
	(Unaudited)	2016
FROM OPERATIONS
Net investment income	$9,131,646	$10,720,872
Net realized gain (loss) from security transactions	6,733,440	(2,497,109)
Distributions of capital gains from underlying investment companies	—	109,871
Net change in unrealized appreciation (depreciation) of investments	(12,314,098)	21,046,213
Net increase in net assets resulting from operations	3,550,988	29,379,847

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(858,917)	(1,207,293)
Class C	(928,775)	(1,208,565)
Class I	(1,332,213)	(1,517,128)
Class R	(5,932,810)	(7,599,604)
Class Y	(1,433)	(67,176)
Net decrease in net assets resulting from distributions to shareholders	(9,054,148)	(11,599,766)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	28,972,150	39,463,556
Class C	27,662,602	48,052,227
Class I	36,564,225	74,217,521
Class R	179,180,121	179,361,722
Net asset value of shares issued in reinvestment of distributions:
Class A	795,944	1,139,858
Class C	802,906	1,132,428
Class I	1,274,294	1,439,738
Class R	5,791,552	7,306,397
Class Y	1,433	67,175
Payments for shares redeemed:
Class A	(16,862,943)	(22,294,431)
Class C	(11,151,900)	(15,458,142)
Class I	(28,471,929)	(36,745,435)
Class R	(52,733,366)	(112,797,876)
Class Y	(16,663)	(5,830,622)
Net increase in net assets resulting from shares of beneficial interest	171,808,426	159,054,116

TOTAL INCREASE IN NET ASSETS	166,305,266	176,834,197

NET ASSETS
Beginning of Period	519,435,709	342,601,512
End of Period *	$685,740,975	$519,435,709
* Includes undistributed net investment income of:	$319,133	$241,635

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2017	September 30,
	(Unaudited)	2016
SHARE ACTIVITY
Class A:
Shares Sold	1,376,124	1,902,929
Shares Reinvested	37,839	54,839
Shares Redeemed	(802,850)	(1,073,883)
Net increase in shares of beneficial interest outstanding	611,113	883,885

Class C:
Shares Sold	1,312,005	2,317,475
Shares Reinvested	42,130	54,534
Shares Redeemed	(530,570)	(747,318)
Net increase in shares of beneficial interest outstanding	823,565	1,624,691

Class I:
Shares Sold	1,735,513	3,564,534
Shares Reinvested	60,495	69,018
Shares Redeemed	(1,350,653)	(1,784,482)
Net increase in shares of beneficial interest outstanding	445,355	1,849,070

Class R:
Shares Sold	8,544,073	8,658,857
Shares Reinvested	276,336	352,956
Shares Redeemed	(2,513,437)	(5,468,323)
Net increase in shares of beneficial interest outstanding	6,306,972	3,543,490

Class Y:
Shares Reinvested	69	3,308
Shares Redeemed	(802)	(284,389)
Net decrease in shares of beneficial interest outstanding	(733)	(281,081)

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$23.13		$22.36	$23.29	$23.05	$23.68	$23.12
Activity from investment operations:
Net investment income (1)	0.31		0.48	0.53	0.71	0.58	0.75
Net realized and unrealized gain (loss) on investments	(0.50)		0.78	(0.99)	0.50	(0.70)	0.56
Total from investment operations	(0.19)		1.26	(0.46)	1.21	(0.12)	1.31
Less distributions from:
Net investment income	(0.30)		(0.49)	(0.47)	(0.85)	(0.51)	(0.65)
Net realized gains	—		—	—	(0.06)	—	(0.10)
Return of capital	—		—	—	(0.06)	—	—
Total distributions	(0.30)		(0.49)	(0.47)	(0.97)	(0.51)	(0.75)
Net asset value, end of period	$22.64		$23.13	$22.36	$23.29	$23.05	$23.68
Total return (2)	(0.79	)% (6)	5.72%	(2.01)%	5.40%	(0.53)%	5.80%
Net assets, at end of period (000s)	$43,904		$53,733	$60,478	$89,441	$120,236	$151,147
Ratio of gross expenses to average net assets (3)	1.73	% (5)	1.75%	1.71%	1.69%	1.68%	1.71%
Ratio of net expenses to average
net assets (3)	1.75	% (5)	1.75%	1.71%	1.69%	1.68%	1.71%
Ratio of net investment income
to average net assets (3)(4)	2.70	% (5)	2.13%	2.28%	3.05%	2.45%	3.21%
Portfolio Turnover Rate	145	% (6)	153%	131%	78%	234%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$23.30		$22.52	$23.45	$23.20	$23.90	$23.33
Activity from investment operations:
Net investment income (1)	0.23		0.31	0.34	0.53	0.34	0.58
Net realized and unrealized gain (loss) on investments	(0.50)		0.79	(0.97)	0.51	(0.65)	0.57
Total from investment operations	(0.27)		1.10	(0.63)	1.04	(0.31)	1.15
Less distributions from:
Net investment income	(0.22)		(0.32)	(0.30)	(0.67)	(0.39)	(0.48)
Net realized gains	—		—	—	(0.06)	—	(0.10)
Return of capital	—		—	—	(0.06)	—	—
Total distributions	(0.22)		(0.32)	(0.30)	(0.79)	(0.39)	(0.58)
Net asset value, end of period	$22.81		$23.30	$22.52	$23.45	$23.20	$23.90
Total return (2)	(1.16	)% (6)	4.93%	(2.72)%	4.61%	(1.33)%	5.03%
Net assets, at end of period (000s)	$71,970		$80,103	$89,132	$93,291	$99,156	$67,550
Ratio of gross expenses to average net assets (3)	2.48	% (5)	2.50%	2.47%	2.44%	2.43%	2.46%
Ratio of net expenses to average net assets (3)	2.50	% (5)	2.50%	2.47%	2.44%	2.43%	2.46%
Ratio of net investment income to average net assets (3)(4)	1.98	% (5)	1.37%	1.46%	2.26%	1.44%	2.46%
Portfolio Turnover Rate	145	% (6)	153%	131%	78%	234%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class I Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$23.09		$22.32	$23.25	$23.01	$23.65	$23.09
Activity from investment operations:
Net investment income (1)	0.31		0.47	0.54	0.70	0.57	0.75
Net realized and unrealized gain (loss) on investments	(0.49)		0.79	(1.00)	0.51	(0.70)	0.56
Total from investment operations	(0.18)		1.26	(0.46)	1.21	(0.13)	1.31
Less distributions from:
Net investment income	(0.30)		(0.49)	(0.47)	(0.85)	(0.51)	(0.65)
Net realized gains	—		—	—	(0.06)	—	(0.10)
Return of capital	—		—	—	(0.06)	—	—
Total distributions	(0.30)		(0.49)	(0.47)	(0.97)	(0.51)	(0.75)
Net asset value, end of period	$22.61		$23.09	$22.32	$23.25	$23.01	$23.65
Total return (2)	(0.75	)% (6)	5.71%	(2.02)%	5.42%	(0.58)%	5.80%
Net assets, at end of period (000s)	$29,187		$37,452	$62,223	$101,798	$122,694	$162,212
Ratio of gross expenses to average net assets (3)	1.73	% (5)	1.75%	1.71%	1.69%	1.68%	1.71%
Ratio of net expenses to average net assets (3)	1.75	% (5)	1.75%	1.71%	1.69%	1.68%	1.71%
Ratio of net investment income to average net assets (3)(4)	2.69	% (5)	2.11%	2.33%	3.00%	2.45%	3.21%
Portfolio Turnover Rate	145	% (6)	153%	131%	78%	234%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class R Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$22.95		$22.19	$23.12	$22.89	$23.51	$22.96
Activity from investment operations:
Net investment income (1)	0.34		0.54	0.56	0.73	0.61	0.80
Net realized and unrealized gain (loss) on investments	(0.50)		0.77	(0.96)	0.53	(0.68)	0.56
Total from investment operations	(0.16)		1.31	(0.40)	1.26	(0.07)	1.36
Less distributions from:
Net investment income	(0.33)		(0.55)	(0.53)	(0.91)	(0.55)	(0.71)
Net realized gains	—		—	—	(0.06)	—	(0.10)
Return of capital	—		—	—	(0.06)	—	—
Total distributions	(0.33)		(0.55)	(0.53)	(1.03)	(0.55)	(0.81)
Net asset value, end of period	$22.46		$22.95	$22.19	$23.12	$22.89	$23.51
Total return (2)	(0.67	)% (7)	5.99%	(1.80)%	5.64%	(0.34)%	6.04%
Net assets, at end of period (000s)	$309,261		$279,566	$228,215	$347,370	$328,794	$374,808
Ratio of gross expenses to average net assets (3)(4)	1.48	% (5)	1.50%	1.51%	1.44%	1.47%	1.46%
Ratio of net expenses to average net assets (4)	1.50	% (5)	1.50%	1.50%	1.44%	1.47%	1.46%
Ratio of net investment income to average net assets (4)(5)	3.03	% (5)	2.41%	2.45%	3.16%	2.62%	3.46%
Portfolio Turnover Rate	145	% (7)	153%	131%	78%	234%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	2017		September 30,	September 30,	September 30,	September 30,		September 30,
Class A1 Shares	(Unaudited)		2016	2015	2014	2013		2012
Net asset value, beginning of period	$23.35		$22.58	$23.51	$23.16	$23.84		$23.36
Activity from investment operations:
Net investment income (2)	0.31		0.46	0.46	0.74	0.15		0.22
Net realized and unrealized gain (loss) on investments	(0.51)		0.77	(0.95)	0.43	(0.32)		0.42
Total from investment operations	(0.20)		1.23	(0.49)	1.17	(0.17)		0.64
Less distributions from:
Net investment income	(0.29)		(0.46)	(0.44)	(0.70)	(0.51)		(0.16)
Net realized gains	—		—	—	(0.06)	—		—
Return of capital	—		—	—	(0.06)	—		—
Total distributions	(0.29)		(0.46)	(0.44)	(0.82)	(0.51)		(0.16)
Net asset value, end of period	$22.86		$23.35	$22.58	$23.51	$23.16		$23.84
Total return (3)	(0.85	)% (8)	5.53%	(2.13)%	5.21%	(0.74)%		2.75	% (8)
Net assets, at end of period (000s)	$3,293		$3,255	$2,272	$1,838	$12,103		$338
Ratio of gross expenses to average net assets (4)(6)	1.88	% (5)	1.90%	1.87%	1.84%	1.83%		1.99	% (5)
Ratio of net expenses to average net assets (6)	1.90	% (5)	1.90%	1.87%	1.84%	1.83	% (9)	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	2.65	% (5)	2.01%	1.96%	3.18%	0.66%		3.06	% (5)
Portfolio Turnover Rate	145	%(8)	153%	131%	78%	234%		125	% (8)

(1)	The Sierra Core Retirement Fund’s A1 shares commenced operations on June 7, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	2017		September 30,	September 30,	September 30,	September 30,		September 30,
Class I1 Shares	(Unaudited)		2016	2015	2014	2013		2012
Net asset value, beginning of period	$23.25		$22.47	$23.39	$23.15	$23.80		$23.32
Activity from investment operations:
Net investment income (2)	0.30		0.44	0.49	0.64	0.51		0.23
Net realized and unrealized gain (loss) on investments	(0.50)		0.79	(0.98)	0.54	(0.67)		0.42
Total from investment operations	(0.20)		1.23	(0.49)	1.18	(0.16)		0.65
Less distributions from:
Net investment income	(0.29)		(0.45)	(0.43)	(0.82)	(0.49)		(0.17)
Net realized gains	—		—	—	(0.06)	—		—
Return of capital	—		—	—	(0.06)	—		—
Total distributions	(0.29)		(0.45)	(0.43)	(0.94)	(0.49)		(0.17)
Net asset value, end of period	$22.76		$23.25	$22.47	$23.39	$23.15		$23.80
Total return (3)	(0.82	)% (8)	5.56%	(2.14)%	5.23%	(0.69)%		2.77	% (8)
Net assets, at end of period(000s)	$13,611		$15,022	$22,606	$41,076	$32,220		$14,127
Ratio of gross expenses to average net assets (4)(6)	1.88	% (5)	1.90%	1.86%	1.84%	1.83%		1.99	% (5)
Ratio of net expenses to average net assets (6)	1.90	% (5)	1.90%	1.86%	1.84%	1.83	% (9)	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	2.59	% (5)	1.95%	2.12%	2.73%	2.15%		3.06	% (5)
Portfolio Turnover Rate	145	% (8)	153%	131%	78%	234%		125	% (8)

(1)	The Sierra Core Retirement Fund’s I1 shares commenced operations on June 7, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$21.33		$20.45	$21.22	$20.69	$21.04	$20.00
Activity from investment operations:
Net investment income (2)	0.30		0.55	0.71	0.77	0.55	0.57
Net realized and unrealized gain (loss) on investments	(0.25)		0.90	(0.86)	0.66	(0.33)	0.93
Total from investment operations	0.05		1.45	(0.15)	1.43	0.22	1.50
Less distributions from:
Net investment income	(0.29)		(0.57)	(0.61)	(0.79)	(0.57)	(0.46)
Net realized gains	—		—	(0.01)	(0.11)	—	—
Total distributions	(0.29)		(0.57)	(0.62)	(0.90)	(0.57)	(0.46)
Net asset value, end of period	$21.09		$21.33	$20.45	$21.22	$20.69	$21.04
Total return (3)	0.25	% (8)	7.21%	(0.76)%	7.11%	1.04%	7.58	% (8)
Net assets, at end of period (000s)	$67,951		$55,681	$35,302	$36,524	$29,520	$11,685
Ratio of gross expenses to average net assets (4)(6)	1.34	% (5)	1.45%	1.37%	1.36%	1.37%	1.45	% (5)
Ratio of net expenses to average net assets (6)	1.30	% (5)	1.30%	1.30%	1.30%	1.30%	1.30	% (5)
Ratio of net investment income to average net assets (6)(7)	2.87	% (5)	2.65%	3.36%	3.66%	2.59%	3.55	% (5)
Portfolio Turnover Rate	118	% (8)	115%	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class A shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$21.29		$20.41	$21.19	$20.67	$21.03	$20.00
Activity from investment operations:
Net investment income (2)	0.24		0.43	0.56	0.65	0.62	0.47
Net realized and unrealized gain (loss) on investments	(0.25)		0.90	(0.84)	0.65	(0.52)	0.93
Total from investment operations	(0.01)		1.33	(0.28)	1.30	0.10	1.40
Less distributions from:
Net investment income	(0.23)		(0.45)	(0.49)	(0.67)	(0.46)	(0.37)
Net realized gains	—		—	(0.01)	(0.11)	—	—
Total distributions	(0.23)		(0.45)	(0.50)	(0.78)	(0.46)	(0.37)
Net asset value, end of period	$21.05		$21.29	$20.41	$21.19	$20.67	$21.03
Total return (3)	(0.03	)% (8)	6.61%	(1.37)%	6.43%	0.43%	7.07	% (8)
Net assets, at end of period (000s)	$91,457		$74,969	$38,718	$21,346	$16,597	$32,392
Ratio of gross expenses to average net assets (4)(6)	1.94	% (5)	2.05%	1.98%	1.96%	1.95%	2.10	% (5)
Ratio of net expenses to average net assets (6)	1.90	% (5)	1.90%	1.90%	1.90%	1.90%	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	2.28	% (5)	2.06%	2.67%	3.08%	2.93%	2.93	% (5)
Portfolio Turnover Rate	118	% (8)	115%	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class C shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class I Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$21.36		$20.48	$21.24	$20.72	$21.07	$20.00
Activity from investment operations:
Net investment income (2)	0.31		0.57	0.71	0.73	0.52	0.62
Net realized and unrealized gain (loss) on investments	(0.26)		0.88	(0.86)	0.70	(0.29)	0.92
Total from investment operations	0.05		1.45	(0.15)	1.43	0.23	1.54
Less distributions from:
Net investment income	(0.29)		(0.57)	(0.60)	(0.80)	(0.58)	(0.47)
Net realized gains	—		—	(0.01)	(0.11)	—	—
Total distributions	(0.29)		(0.57)	(0.61)	(0.91)	(0.58)	(0.47)
Net asset value, end of period	$21.12		$21.36	$20.48	$21.24	$20.72	$21.07
Total return (3)	(0.30	)% (8)	7.21%	(0.73)%	7.07%	1.04%	7.75	% (8)
Net assets, at end of period (000s)	$95,181		$86,735	$45,292	$81,311	$31,523	$9,717
Ratio of gross expenses to average net assets (4)(6)	1.34	% (5)	1.45%	1.35%	1.36%	1.37%	1.47	% (5)
Ratio of net expenses to average net assets (6)	1.30	% (5)	1.30%	1.30%	1.30%	1.30%	1.30	% (5)
Ratio of net investment income to average net assets (6)(7)	2.87	% (5)	2.72%	3.34%	3.43%	2.45%	3.87	% (5)
Portfolio Turnover Rate	118	% (8)	115%	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class I shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	2017		September 30,	September 30,	September 30,		September 30,	September 30,
Class R Shares	(Unaudited)		2016	2015	2014		2013	2012 (1)
Net asset value, beginning of period	$21.25		$20.39	$21.17	$20.66		$21.02	$20.00
Activity from investment operations:
Net investment income (2)	0.35		0.61	0.76	0.83		0.52	0.63
Net realized and unrealized gain (loss) on investments	(0.26)		0.90	(0.84)	0.67		(0.23)	0.90
Total from investment operations	0.09		1.51	(0.08)	1.50		0.29	1.53
Less distributions from:
Net investment income	(0.33)		(0.65)	(0.69)	(0.88)		(0.65)	(0.51)
Net realized gains	—		—	(0.01)	(0.11)		—	—
Total distributions	(0.33)		(0.65)	(0.70)	(0.99)		(0.65)	(0.51)
Net asset value, end of period	$21.01		$21.25	$20.39	$21.17		$20.66	$21.02
Total return (3)	0.44	% (8)	7.55%	(0.42)%	7.44%		1.34%	7.73	% (8)
Net assets, at end of period (000s)	$431,063		$301,946	$217,467	$157,023		$116,203	$12,812
Ratio of gross expenses to average net assets (4)(6)	0.94	% (5)	1.05%	0.97%	0.96%		0.97%	1.11	% (5)
Ratio of net expenses to average net assets (6)	0.94	% (5)	1.00%	0.97%	0.96	% (9)	0.97%	1.00	% (5)
Ratio of net investment income to average net assets (6)(7)	3.27	% (5)	2.92%	3.61%	3.97%		2.46%	3.91	% (5)
Portfolio Turnover Rate	118	% (8)	115%	149%	73%		215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class R shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class Y Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$21.20		$20.36	$21.14	$20.62	$20.98	$20.00
Activity from investment operations:
Net investment income (2)	0.33		0.52	0.79	0.86	0.96	0.60
Net realized and unrealized gain (loss) on investments	(0.24)		0.97	(0.87)	0.65	(0.67)	0.93
Total from investment operations	0.09		1.49	(0.08)	1.51	0.29	1.53
Less distributions from:
Net investment income	(0.33)		(0.65)	(0.69)	(0.88)	(0.65)	(0.55)
Net realized gains	—		—	(0.01)	(0.11)	—	—
Total distributions	(0.33)		(0.65)	(0.70)	(0.99)	(0.65)	(0.55)
Net asset value, end of period	$20.96		$21.20	$20.36	$21.14	$20.62	$20.98
Total return (3)	0.49	% (8)	7.46%	(0.42)%	7.51%	1.35%	7.76	% (8)
Net assets, at end of period (000s)	$88		$104	$5,822	$7,781	$11,261	$83,397
Ratio of gross expenses to average net assets (4)(6)	0.95	% (5)	0.97%	0.96%	0.95%	0.95%	1.16	% (5)
Ratio of net expenses to average net assets (6)	0.95	% (5)	0.95%	0.95%	0.95%	0.95%	0.95	% (5)
Ratio of net investment income to average net assets (6)(7)	3.12	% (5)	2.56%	3.75%	4.11%	4.56%	3.76	% (5)
Portfolio Turnover Rate	118	% (8)	115%	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class Y shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2017

1.	ORGANIZATION

The Sierra Core Retirement Fund (“SCRF”) and Sierra Strategic Income Fund (“SSIF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. SCRF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. SSIF’s two investment objectives are to provide total return (with income contributing a significant part) and limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently offer Class A, Class C, Class I, and Class R shares with SCRF also offering Class A1 and Class I1. Class C, Class I, Class R, and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for SCRF and has suspended sales of Class Y shares for SSIF, effective March 8, 2013. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ assets measured at fair value:

Sierra Core Retirement Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,819,281	$—	$—	$28,819,281
Mutual Funds	437,860,003	—	—	437,860,003
Short-Term Investment	16,459,897	—	—	16,459,897
Total	$483,139,181	$—	$—	$483,139,181

Sierra Strategic Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$27,237,500	$—	$—	$27,237,500
Mutual Funds	640,506,552	—	—	640,506,552
Short-Term Investment	638,657	—	—	638,657
Total	$668,382,709	$—	$—	$668,382,709

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is each Fund’s policy to record transfers into or out of Fair Value Levels at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for SSIC and quarterly for SCRF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $638,081,077 and $627,681,794, respectively for SCRF. For the six months end March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $832,069,121 and $653,329,381, respectively for SSIF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for SCRF and 0.75% of the Fund’s average daily net assets for SSIF. For the six months end March 31, 2017, SCRF incurred $2,907,048 in advisory fees and SSIF incurred $2,234,372 in advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2018 for SSIF and SCRF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

sold short) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses, do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Class I	Class R	Class Y	Class A1	Class I1
SCRF	1.75%	2.50%	1.75%	1.50%	N/A	1.90%	1.90%
SSIF	1.30%	1.90%	1.30%	1.00%	0.95%	N/A	N/A

Effective February 1, 2017, The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses to 1.35%, 1.95% and 1.35% of the daily average net assets attributable to each of the Class A, Class C, and Class I shares, respectively, for SSIF.

These amounts will herein be referred to as the “expense limitations.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Expense Limitation Agreement, and either Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months end March 31, 2017, the Adviser waived $0 with respect to SCRF and $37,969 with respect to SSIF under each Fund’s Expense Limitation Agreement. For the six months ended March 31, 2017, the Adviser recaptured fees in the amount of $53,576 for SCRF.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2017	9/30/2018	9/30/2019
SCRF	$—	$29,730	$105,895
SSIF	$60,683	$90,918	$336,887

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan” or “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Class I, Class C, Class A1 and Class I1 shares, respectively for SCRF, and 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively for SSIF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of SCRF’s Class A and Class A1 shares, respectively, for the six months end March 31, 2017 the Distributor received $74,371 and $17,624 from front-end sales charges of which $838 and $3,754 was retained by the principal underwriter or other affiliated broker-dealers. On sales of SSIF’s Class A shares for the six months end March 31, 2017, the Distributor received $317,617 from front-end sales charge of which $17,940 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are considered affiliates of a Fund as of September 30, 2016 were noted in the Funds’ Portfolio of Investments at that time. Transactions during the six months ended March 31, 2017 with companies which are affiliates are as follows for the SCRF Fund:

		Value -				Dividends	Change in		Shares -
		Beginning of			Realized	Credited to	Unrealized	Value - End of	End of
Cusip	Description	Period	Purchases	Sales Proceeds	Losses	Income	Appreciation	Period	Period
34987A160	Salient Select Income Fund	$19,607,750	$10,437,395	$19,167,936	$1,768,071	$—	$(2,329,163)	$10,316,117	433,632

There were no companies which are considered affiliates of a Fund at March 31, 2017.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2016	Income	Capital Gains	Capital	Total
Sierra Core Retirement Fund	$9,546,570	$—	$—	$9,546,570
Sierra Strategic Income Fund	11,599,766	—	—	11,599,766

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2015	Income	Capital Gains	Capital	Total
Sierra Core Retirement Fund	$11,063,554	$—	$—	11,063,554
Sierra Strategic Income Fund	10,954,871	139,251	—	11,094,122

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Sierra Core Retirement Fund	$1,404,532	$—	$(5,121,064)	$(12,234,601)	$—	$23,271,209	$7,320,076
Sierra Strategic Income Fund	241,635	—	(498,797)	(9,175,941)	—	20,239,526	10,806,423

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized losses from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Sierra Core Retirement Fund	$5,121,064
Sierra Strategic Income Fund	498,797

At September 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Sierra Core Retirement Fund	$12,234,601	$—	$12,234,601
Sierra Strategic Income Fund	9,175,941	—	9,175,941

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Permanent book and tax differences, primarily attributable to tax adjustments for partnerships, resulted in reclassification for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Sierra Core Retirement Fund	$—	$(12,576)	$12,576
Sierra Strategic Income Fund	—	—	—

7.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Strategic Income Fund	Class A	0.0640	3/29/2017	3/30/2017
Sierra Strategic Income Fund	Class C	0.0522	3/29/2017	3/30/2017
Sierra Strategic Income Fund	Class I	0.0636	3/29/2017	3/30/2017
Sierra Strategic Income Fund	Class R	0.0715	3/29/2017	3/30/2017
Sierra Strategic Income Fund	Class Y	0.0714	3/29/2017	3/30/2017

Sierra Strategic Income Fund	Class A	0.0357	4/26/2017	4/27/2017
Sierra Strategic Income Fund	Class C	0.0263	4/26/2017	4/27/2017
Sierra Strategic Income Fund	Class I	0.0355	4/26/2017	4/27/2017
Sierra Strategic Income Fund	Class R	0.0420	4/26/2017	4/27/2017
Sierra Strategic Income Fund	Class Y	0.0420	4/26/2017	4/27/2017

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning
	Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period*	During Period**
Actual	10/1/2016	3/31/2017	10/1/16 – 3/31/17	10/1/16 – 3/31/17
Sierra Core Retirement Class A	$1,000.00	$992.10	$8.71	1.75%
Sierra Core Retirement Class C	1,000.00	988.80	12.37	2.50%
Sierra Core Retirement Class I	1,000.00	992.50	8.71	1.75%
Sierra Core Retirement Class R	1,000.00	993.30	7.44	1.50%
Sierra Core Retirement Class A1	1,000.00	991.90	9.45	1.90%
Sierra Core Retirement Class I1	1,000.00	991.80	9.45	1.90%
Sierra Strategic Income Class A	1,000.00	1,002.50	6.49	1.30%
Sierra Strategic Income Class C	1,000.00	999.70	9.49	1.90%
Sierra Strategic Income Class I	1,000.00	1,003.00	6.49	1.30%
Sierra Strategic Income Class R	1,000.00	1,004.40	4.67	0.94%
Sierra Strategic Income Class Y	1,000.00	1,004.40	4.74	0.95%

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2017

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/16 – 3/31/17	Expense Ratio During Period** 10/1/16 – 3/31/17
Sierra Core Retirement Class A	$1,000.00	$1,016.09	$8.81	1.75%
Sierra Core Retirement Class C	1,000.00	1,012.49	12.52	2.50%
Sierra Core Retirement Class I	1,000.00	1,016.19	8.81	1.75%
Sierra Core Retirement Class R	1,000.00	1,017.47	7.53	1.50%
Sierra Core Retirement Class A1	1,000.00	1,015.45	9.56	1.90%
Sierra Core Retirement Class I1	1,000.00	1,015.45	9.56	1.90%
Sierra Strategic Income Class A	1,000.00	1,018.45	6.54	1.30%
Sierra Strategic Income Class C	1,000.00	1,015.44	9.56	1.90%
Sierra Strategic Income Class I	1,000.00	1,018.45	6.54	1.30%
Sierra Strategic Income Class R	1,000.00	1,020.27	4.71	0.94%
Sierra Strategic Income Class Y	1,000.00	1,020.20	4.78	0.95%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2017

Sierra Core Retirement Fund and Sierra Strategic Income Fund (Adviser – Wright Fund Management, LLC)*

In connection with the regular meeting held on September 20-21, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Wright Fund Management LLC (“WFM”) and the Trust, with respect to the Sierra Core Retirement Fund (“Sierra Core”) and Sierra Strategic Income Fund (“Sierra Strategic”) (collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that WFM was founded in 1987 and is part of the Sierra Investment Management group of companies (the “Sierra Group”). They observed that WFM currently manages over $900 million for the two Funds focused on providing an investment strategy suitable for retirees and other conservative investors, and that the Sierra Group manages over $2 billion in assets. The Trustees reviewed the background information on the key investment personnel who are responsible for servicing the Funds, taking into account their education and noting a veteran investment team with years of financial industry experience even after the recent departure of one portfolio manager. The Trustees noted the adviser actively manages each Fund’s portfolio, making asset allocation adjustments to reflect changes in its view of market conditions. They observed that the adviser demonstrated a robust risk management program and considered risk mitigation strategies to be an integral part of the firm’s investment process. The Board expressed its appreciation for the adviser’s focus on conservative asset management and emphasis on risk management. The Board acknowledged that the adviser has remained true to its mandate and concluded that the adviser is likely to continue to provide high quality services to the Funds for the benefit of their shareholders.

Performance.

Sierra Core – The Trustees reviewed the Fund’s performance over the past 1-year, 2-year, 3-year, and 5-year periods, noting that the Fund outperformed its peer group over each period but the 3-year and 5-year periods. The Fund outperformed its Morningstar categories and benchmark over the 1-year period, while trailing the Multisector Bond Morningstar category over the 2-year period and underperforming its Morningstar categories and benchmark over the 3-year and 5-year periods. The Trustees considered that the risk mitigation strategy employed by the adviser is a contributor to the Fund’s long-term performance but is more likely to outperform in extended declining markets. After further discussion, and in consideration of the adviser’s deliberately conservative approach given its investor base, the Trustees concluded that the Fund’s performance was not unreasonable.

Sierra Strategic – The Trustees reviewed the Fund’s performance over the past 1-year, 2-year and 3-year periods, noting that the Fund underperformed the benchmark over each period, while outperforming

SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2017

the Morningstar category and peer group over each period. They considered the Fund’s objectives to provide long-term total return and to limit volatility and downside risk, which can account for a certain amount of underperformance in stronger markets while producing outperformance in extended market declines. After discussion, the Trustees concluded that the Fund’s performance was not unreasonable.

Fees and Expenses.

Sierra Core – The Trustees considered the Fund’s advisory fee, noting that it was higher than the average of the peer group, and in line with other accounts advised by the adviser, but significantly higher than the averages of the Fund’s Morningstar category and adviser-selected Morningstar category. They also noted, however, that the advisory fee was well within the ranges of all the comparison groups, and that there were three peer group funds with equal or higher advisory fees. The Trustees discussed the adviser’s detailed explanation that the adviser’s approach is more labor intensive and uses more asset classes and more sophisticated strategies than the typical fund in the comparison groups. The Trustees also discussed the Fund’s net expense ratio, noting that it was higher than the averages of the peer group, the Fund’s Morningstar category and the adviser-selected Morningstar category, but within the ranges of each comparison group. After discussion, the Trustees concluded the advisory fee was not unreasonable.

Sierra Strategic – The Trustees noted the Fund’s advisory fee is equal to the peer group average, lower than the average fee charged to other accounts managed by the adviser, and slight higher than the Morningstar category average. The Trustees discussed the adviser’s detailed explanation that the adviser’s approach is more labor intensive and uses more asset classes and more sophisticated strategies than the typical fund in the comparison groups. The Trustees noted that the Fund’s expense ratio is higher than the peer group and Morningstar category averages, likely as a result of the Fund’s investments in other investment companies, but within the ranges of both comparison groups. The Trustees also considered that there was an expense cap in place for the Fund which slightly reduced the total advisory fee during the last fiscal year. After discussion, the Trustees concluded the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analyses provided by the adviser. The Trustees noted that based solely on this analysis, the profits realized by the adviser appeared relatively high. The Trustees discussed the financial information provided by the adviser, and discussed the income, expense allocation and capitalization of the adviser in the context of the profitability analysis. The Trustees considered the adviser’s explanation that such profits were reasonable in light of the sophistication and uniqueness of the adviser’s investment process, the adviser’s overall performance history, the labor-intensive nature and efficiency of the adviser’s operations, and the efficiency of WFM’s operations. After further discussion, the Trustees concluded that the levels of profits realized by the adviser from its relationship to each Sierra Fund were not excessive.

Economies of Scale. The Trustees noted the adviser’s explanation that each of Sierra Core and Sierra Strategic were currently benefiting from economies of scale, and they considered that the adviser had set a breakpoint in the advisory fee for Sierra Core that would be triggered once the Fund had reached $1 billion in assets. They also considered the adviser’s assertion that the current advisory fee levels were reasonable for the level of portfolio management services provided by the adviser’s key personnel. After further discussion, they concluded that the breakpoint for Sierra Core was reasonable, and that an absence of breakpoints for Sierra Strategic was acceptable at this time, but that they would revisit the breakpoint for Sierra Core in the future as the Fund continues to grow.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, and as assisted by

SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2017

the advice of Counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of each Advisory Agreement is in the best interests of Sierra Core Retirement Fund and Sierra Strategic Income Fund and each Fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISER
Wright Fund Management, LLC
3420 Ocean Park Blvd. Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/08/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/08/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 6/08/17